Consolidated Statement of Stockholders’ Equity (Deficit) - USD ($)	Common Share Issuances [Member]	Additional Paid-In Capital	Stock Payable	Accumulated Deficit	Noncontrolling Interest	Total
Beginning Balance, Amount at Dec. 31, 2015	$ 6,629	$ 2,721,102		$ (6,561,234)		$ (3,833,503)
Beginning Balance, Shares at Dec. 31, 2015	6,629,260
Issuance of common stock for conversion of convertible promissory notes, Amount	$ 2,381	2,870,626				2,873,007
Issuance of common stock for conversion of convertible promissory notes, Shares	2,380,740
Recapitalization of the Company, Amount	$ 8,150	(8,150)
Recapitalization of the Company, Shares	8,150,210
Issuance of common stock for conversion of convertible promissory notes, Amount	$ 6,107	6,100,356				6,106,463
Issuance of common stock for conversion of convertible promissory notes, Shares	6,106,463
Issuance of common stock for professional services, Amount	$ 70	69,930				70,000
Issuance of common stock for professional services, Shares	70,000
Warrants granted		658,566				658,566
Warrants granted for services
Net loss				(4,157,480)		(4,157,480)
Ending Balance, Amount at Dec. 31, 2016	$ 23,337	12,412,430		(10,718,714)		1,717,053
Ending Balance, Shares at Dec. 31, 2016	23,336,673
Issuance of common stock for professional services, Amount	$ 565	2,204,435				2,205,000
Issuance of common stock for professional services, Shares	564,579
Warrants granted for commissions earned		832,000				832,000
Warrants granted for services		349,057				349,057
Common stock owed but not yet issued		(828)	324,995			324,167
Loan discounts		686,538				686,538
Noncontrolling interest of Oak Therapeutics, Inc.					46,884	46,884
Net loss				(8,149,885)		(8,149,885)
Ending Balance, Amount at Dec. 31, 2017	$ 23,902	$ 16,483,632	$ 324,995	$ (18,868,599)	$ 46,884	(1,989,186)
Ending Balance, Shares at Dec. 31, 2017	23,901,252
Warrants granted for services
Net loss						9,103,455
Ending Balance, Amount at Sep. 30, 2018						$ (5,132,082)